Nature of Operations and Going Concern - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 13, 2018	Sep. 30, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 29, 2021 USD ($) shares	May 12, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 11, 2017 USD ($)
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interests held by non-controlling interests			49.00%
Notional amount			$ 379,034
Dermot Desmond [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Borrowings					$ 50,000
Issuance of Warrants | shares					41,000,000
Revolving Credit Facility1 [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Borrowings						$ 25,000
Borrowings Maturity		December 15, 2020	March 31, 2022
Senior secured notes [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Borrowings Maturity			mature on December 15, 2022
Notional amount			$ 299,900	$ 379,034			$ 299,900	$ 381,674	$ 330,000
Kennady North Project [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interest in joint operation	100.00%
Gahcho Kue Diamond Mine [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interests held by non-controlling interests			49.00%